PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Purchase of Equipment	$ 946	$ 812
Depreciation expenses	$ 513	$ 335